COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES

NOTE 11—COMMITMENTS AND CONTINGENCIES

During the second quarter of 2015, the Company began construction on its new branch in Stevens Point, Wisconsin. The project is estimated to be completed during the first quarter of 2016 at a cost of $3.6 million, of which $1.5 million has been incurred as of September 30, 2015.